UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number    811-10113
                                                  ------------------------

                        UBS Juniper Crossover Fund L.L.C.
             -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
             -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
             -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                           ---------------

                   Date of fiscal year end: December 31, 2003
                                           --------------------

                   Date of reporting period: December 31, 2003
                                            -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS








                                   YEAR ENDED
                               DECEMBER 31, 2003

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS





                                   YEAR ENDED
                               DECEMBER 31, 2003







                                    CONTENTS


       Report of Independent Auditors.....................................   1

       Statement of Assets, Liabilities and Members' Capital..............   2

       Statement of Operations............................................   3

       Statements of Changes in Members' Capital..........................   4

       Statement of Cash Flows............................................   5

       Notes to Financial Statements......................................   6

       Schedule of Portfolio Investments..................................  14

       Schedule of Investments by Country.................................  17

[LOGO OMITTED] ERNST & YOUNG

        [ ] ERNST & YOUNG LLP                   [ ] Phone: (212) 773-3000
            5 Times Square                          www.ey.com
            New York, New York 10036-6530



                         Report of Independent Auditors

To the Members and Board of Directors of UBS Juniper Crossover Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Juniper Crossover Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments and the schedule of investments by country, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Juniper Crossover Fund, L.L.C. at December 31, 2003, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                            /s/ERNST & YOUNG LLP


New York, New York
February 16, 2004








                  A Member Practice of Ernst & Young Global
                                                                               1

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $178,127,598)                            $ 203,983,991
Cash and cash equivalents                                                              5,460,500
Receivables:
  Investments sold, not settled                                                        1,183,224
  Note receivable                                                                        270,669
  Dividends                                                                               26,201
  Interest                                                                                 1,623
Other assets                                                                                 462
-------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                         210,926,670
-------------------------------------------------------------------------------------------------

LIABILITIES

Payables:
  UBSFA fee                                                                              230,041
  Professional fees                                                                      205,624
  Shareholder servicing fee                                                               68,160
  Administration fee                                                                      36,848
  Other                                                                                   18,878
-------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                        559,551
-------------------------------------------------------------------------------------------------

NET ASSETS                                                                         $ 210,367,119
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                          $ 184,510,739
Accumulated net unrealized appreciation on investments and
  other assets and liabilities denominated in foreign currencies                      25,856,380
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                   $ 210,367,119
-------------------------------------------------------------------------------------------------





The accompanying notes are an integral part of these financial statements.     2

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign witholding taxes of $141,064)                       $     918,073
Interest                                                                           27,035
Other                                                                               6,992
------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                           952,100
------------------------------------------------------------------------------------------

EXPENSES

UBSFA fee                                                                       2,573,821
Shareholder servicing fee                                                         762,614
Professional fees                                                                 450,271
Administration fee                                                                166,541
Miscellaneous                                                                     139,814
------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                  4,093,061
------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                            (3,140,961)
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized loss from:
  Investments                                                                  (4,357,429)
  Foreign currency transactions                                                  (102,825)
Change in net unrealized appreciation/depreciation from:
  Investments                                                                  54,140,347
  Other assets and liabilities denominated in foreign currencies                  (55,726)
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                             49,624,367
------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                    $  46,483,406
------------------------------------------------------------------------------------------





The accompanying notes are an integral part of these financial statements.     3

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                       MANAGER               MEMBERS                 TOTAL
--------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2002                                  $ 1,074,368          $ 270,880,807          $ 271,955,175

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                             2,793             (3,204,359)            (3,201,566)
  Net realized loss from investments
     and foreign currency transactions                                  (103,780)           (27,257,074)           (27,360,854)
  Change in net unrealized
     appreciation/depreciation from investments and other
     assets and liabilities denominated in foreign currencies            (94,255)           (31,147,171)           (31,241,426)
Incentive allocation                                                         786                     --                    786
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                           (194,456)           (61,608,604)           (61,803,060)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' withdrawals                                                     (89,326)           (25,980,141)           (26,069,467)
Offering costs                                                              (378)                (2,781)                (3,159)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                   (89,704)           (25,982,922)           (26,072,626)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                $   790,208          $ 183,289,281          $ 184,079,489
-------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                               903             (3,141,253)            (3,140,350)
  Net realized loss from investments
     and foreign currency transactions                                   (17,892)            (4,441,494)            (4,459,386)
  Change in net unrealized
     appreciation/depreciation from investments and other
     assets and liabilities denominated in foreign currencies            249,708             53,824,388             54,074,096
Incentive allocation                                                       9,046                     --                  9,046
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                             241,765             46,241,641             46,483,406
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                          --                112,246                112,246
Members' withdrawals                                                        (786)           (20,301,705)           (20,302,491)
Offering costs                                                                (5)                (5,526)                (5,531)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                      (791)           (20,194,985)           (20,195,776)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                $ 1,031,182          $ 209,335,937          $ 210,367,119
-------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     4

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                 $  46,483,406
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                   (65,907,803)
Proceeds from disposition of investments                                                    78,746,659
Net realized loss from investments                                                           4,357,429
Change in net unrealized appreciation/depreciation from investments                        (54,140,347)
    (Increase) decrease in assets:
       Investments sold, not settled                                                        (1,183,224)
       Note receivable                                                                        (270,669)
       Dividends                                                                                51,662
       Interest                                                                                  6,152
       Other assets                                                                               (462)
    Increase (decrease) in payables:
      UBSFA fee                                                                                 19,864
      Professional fees                                                                         83,822
      Shareholder servicing fee                                                                  5,885
      Administration fee                                                                       (73,570)
      Other                                                                                    (11,738)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                    8,167,066

CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions                                                                         112,246
Adviser withdrawals                                                                               (786)
Members' withdrawals                                                                       (20,301,705)
Offering costs                                                                                  (5,531)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                      (20,195,776)

Net decrease in cash and cash equivalents                                                  (12,028,710)
Cash and cash equivalents--beginning of year                                                17,489,210
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                   $   5,460,500
-------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.     5

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Juniper Crossover Fund, L.L.C. (the "Fund") (formerly, PW Juniper Crossover Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund commenced operations on November 21, 2000.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Juniper Management, L.L.C. (the "Adviser") (formerly, PW Juniper Management, L.L.C.), a Delaware limited liability company to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.) and OrbiMed Advisors, L.L.C.
     ("OrbiMed"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to polices established by the Directors.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, as reported by such exchange. Other marketable securities for which market quotations are readily available are valued at their bid prices, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at December 31, 2003.

     When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. The Fund holds no such restricted securities at December 31, 2003.

     Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

     Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Private securities with a value of $27,457,635, were fair valued at December 31, 2003 by the Adviser.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities or liabilities at December 31, 2003.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND COSTS (CONTINUED)

     organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     The Fund has reclassified $3,140,961 and $4,460,254 from accumulated net investment loss and accumulated net realized loss from investments, respectively, to net capital contributions during the year ended December 31, 2003. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   UBSFA FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

     UBSFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBSFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to UBSFA's capital account, the Adviser's capital account and the Special Advisory Account described below, the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser. The UBSFA Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's or Special Advisory Account. A portion of the UBSFA Fee is paid by UBSFA to OrbiMed.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

3.   UBSFA FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS (CONTINUED)

     UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber, Inc.), a wholly-owned subsidiary of UBS AG acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBSFA and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2003, UBS FSI and its affiliates earned $9,316 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Adviser described above. Upon a Member's withdrawal and generally, on December 31st of each year, the Adviser is entitled to an Incentive Allocation of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2003 and December 31, 2002 was $9,046 and $786, respectively, and has been recorded as an increase to the Special Advisory Account.

     The Fund, along with other UBS sponsored funds, participates in a $300,000,000 committed, unsecured revolving line of credit with UBS AG, Stamford Branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with other borrowings of the Fund would not exceed 33 1/3% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under this line of credit to the extent of its own borrowing thereunder. The interest rate on borrowing is based on either the Federal Funds rate or LIBOR, at the discretion of the Fund. The expiration date of such credit agreement was September 10, 2003. The committed facility also required a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. At expiration the unsecured revolving line of credit was not extended.

     Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2003 were $22,634.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

3.   UBSFA FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS (CONTINUED)

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Financial Services, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     As described in the prospectus, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

4.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2003, amounted to $65,907,803 and $78,746,659, respectively. Included in these amounts are purchases of warrants amounting to $161,064.

     At December 31, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $25,856,393, consisting of $48,078,219 gross unrealized appreciation and $22,221,826 gross unrealized depreciation.

5.   SHORT-TERM BORROWINGS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding during the year ended December 31, 2003.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

     Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. During the year ended December 31, 2003, the Fund did not trade any futures contracts, engage in option transactions or securities sold, not yet purchased.

7.   COMMITMENTS AND CONTINGENCIES

     As of December 31, 2003, the Fund has outstanding investment commitments of approximately $948,300 for private equity securities.

8.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                          PERIOD FROM NOVEMBER 21,
                                                                                                           2000 (COMMENCEMENT OF
                                                                                                               OPERATIONS)
                                                             YEARS ENDED DECEMBER 31,                             THROUGH
                                                2003                  2002                  2001             DECEMBER 31, 2000
                                                ----                  ----                  ----             -----------------
       Ratio of net investment loss
       to average net assets***                 (1.62%)              (1.50)%               (1.30)%                (2.31)%*
       Ratio of total expenses to
       average net assets***                     2.11%                2.12%                 2.02%                  4.99%*
       Portfolio turnover rate                  35.42%               35.38%                27.20%                     -
       Total return**                           21.81%              (22.70)%               (7.84)%                (3.40)%
       Average debt ratio***                        -                 0.06%                 0.02%                     -
       Net asset value at end of period      $210,367,119         $184,079,489          $271,955,175            $251,377,110

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     *    Annualized.

     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

     *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

                                                                                              MARKET VALUE/
            SHARES                                                                               FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (96.97%)
                    ----------------------------------
                    COMMON STOCK (81.11%)
                    ---------------------
                    DIAGNOSTIC EQUIPMENT (3.30)
          190,200   Gen-Probe, Inc. *                                                    $      6,936,594
                                                                                         ------------------
                    DIAGNOSTIC KITS (3.07%)
        2,011,386   Orthovita, Inc. *                                                           6,456,549
                                                                                         ------------------
                    DRUG DELIVERY SYSTEMS (1.65%)
          144,000   Atrix Laboratories, Inc. *                                                  3,461,760
                                                                                         ------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.71%)
          225,000   Caliper Technologies Corp. *                                                1,498,500
                                                                                         ------------------
                    MEDICAL -- BIOMEDICAL/GENETICS (26.09%)
          150,000   Affymetrix, Inc. *                                                          3,691,500
          135,000   Amgen, Inc. *                                                               8,341,650
          165,000   Biogen Idec, Inc. *                                                         6,068,700
          292,000   Enzon Pharmaceuticals, Inc. *                                               3,504,000
          137,000   Genentech, Inc. *                                                          12,819,090
          190,000   Genzyme Corp. *                                                             9,365,100
          170,000   Human Genome Sciences, Inc. *                                               2,252,500
           70,000   ICOS Corp. *                                                                2,889,600
          490,000   LifeCell Corp. *, (b)                                                       3,038,000
          115,000   MedImmune, Inc. *                                                           2,921,000
                                                                                         ------------------
                                                                                               54,891,140
                                                                                         ------------------
                    MEDICAL -- DRUGS (36.68%)
           37,000   Actelion Ltd. - (Switzerland) *, **                                         3,993,936
          105,000   Altana AG - (Germany) **                                                    6,310,860
          260,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **                                3,738,546
          105,000   Eli Lilly and Co.                                                           7,384,650
          150,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan) **                              3,198,190
          200,800   Ligand Pharmaceuticals, Inc. -  Class B *                                   2,949,752
           80,000   Ligand Pharmaceuticals, Inc. -  Class B *,  (b)                             1,175,200
          160,000   Novartis AG - (Switzerland) **                                              7,264,200
          266,000   Pfizer, Inc.                                                                9,397,780
           90,000   Sanofi-Synthelabo SA - (France) **                                          6,777,245
          140,000   Schering-Plough Corp.                                                       2,434,600
           15,000   Serono SA - Class B - (Switzerland) **                                     10,697,392
          130,000   Takeda Chemical Industries, Ltd. - (Japan) **                               5,155,361
          447,072   Vernalis Plc -- (United Kingdom) *, **                                        544,224
          145,000   Wyeth                                                                       6,155,250
                                                                                         ------------------
                                                                                               77,177,186
                                                                                         ------------------
                    MEDICAL - IMAGING SYSTEMS (4.27%)
          500,000   Given Imaging, Ltd. *, (b)                                                  8,975,000
                                                                                         ------------------
                    MEDICAL DEVICE (0.45%)
        4,779,600   Cryocor, Inc., Series D *, (a)                                                948,273
                                                                                         ------------------


The preceding notes are an integral part of these financial statements.       14

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

                                                                                              MARKET VALUE/
            SHARES                                                                               FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    THERAPEUTICS (4.89%)
          451,558   DOV Pharmaceuticals, Inc. *, (b)                                     $      6,037,330
           65,000   NPS Pharmaceuticals, Inc. *                                                 1,998,100
           80,000   Onyx Pharmaceuticals, Inc. *                                                2,258,400
                                                                                         ------------------
                                                                                               10,293,830
                                                                                         ------------------
                    TOTAL COMMON STOCK (Cost $144,865,303)                                    170,638,832
                                                                                         ------------------
                    PREFERRED STOCKS (14.73%)
                    -------------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (2.30%)
          469,095   Auxilium Pharmaceuticals, Inc. *, (a)                                         703,643
        1,071,500   Biosynexsus, Inc., Series C *, (a)                                          2,368,015
          747,555   Corus Pharma, Inc., Series A *, (a)                                           727,296
        1,058,169   Corus Pharma, Inc., Series B *, (a)                                         1,029,493
                                                                                         ------------------
                                                                                                4,828,447
                                                                                         ------------------
                    MEDICAL -- BIOMEDICAL/GENETICS (0.71%)
          316,091   Macrogenics, Inc., Series A1 & A2 *, (a)                                      316,091
           91,639   Predix Pharmaceuticals Holdings, Inc., Series A *, (a)                        916,390
           26,874   Predix Pharmaceuticals Holdings, Inc., Series B *, (a)                        268,740
                                                                                         ------------------
                                                                                                1,501,221
                                                                                         ------------------

                    MEDICAL - DRUGS (0.24%)
          282,023   Peninsula Pharmaceuticals, Inc. *, (a)                                        496,360
                                                                                         ------------------
                    MEDICAL - TOOLS (1.20%)
          802,771   Agensys, Inc., Series C *, (a)                                              2,528,729
                                                                                         ------------------
                    RESEARCH & DEVELOPMENT (0.46%)
          331,627   Senomyx, Inc., Series E *, (a)                                                961,685
                                                                                         ------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (1.05%)
        1,016,253   Amnis Corporation, Series B-1 *, (a)                                          434,638
          395,114   Amphora Discovery Corp., Series A *, (a)                                           --
          615,812   LumiCyte, Inc., Series B *, (a)                                                    --
          369,549   Molecular Staging, Inc., Series D *, (a)                                    1,363,636
          323,654   Protometrix, Inc., Series A-1 *, (a)                                           40,457
          647,307   Protometrix, Inc., Series A-2 *, (a)                                          161,827
          809,134   Protometrix, Inc., Series A-3*, (a)                                           202,283
                                                                                         ------------------
                                                                                                2,202,841
                                                                                         ------------------
                    TECHNOLOGY PLATFORM/DRUG DISCOVERY (3.84%)
          268,815   Avalon Pharmaceuticals, Inc., Series B *, (a)                                 948,272
        1,092,657   ChemoCentryx, Inc., Series B *, (a)                                         2,840,908
          862,381   Neogenesis Drug Discovery, Inc., Series D *, (a)                            4,290,001
                                                                                         ------------------
                                                                                                8,079,181
                                                                                         ------------------


The preceding notes are an integral part of these financial statements.       15

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

                                                                                              MARKET VALUE/
            SHARES                                                                               FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    THERAPEUTICS (4.93%)
        1,702,846   ARYx Therapeutics, Series C *, (a)                                   $      2,528,726
          632,182   Bioenvision, Inc., Series A *, (b)                                          2,648,843
          136,000   DOV Pharmaceutical, Inc. *                                                  1,818,320
        1,352,869   Xenoport, Inc., Series B *, (a)                                             3,382,172
                                                                                         ------------------
                                                                                               10,378,061
                                                                                         ------------------
                    TOTAL PREFERRED STOCKS (Cost $32,437,125)                                  30,976,525
                                                                                         ------------------
                    WARRANTS (1.13%)
                    DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
          140,869   Auxilium Pharmaceuticals, Inc. $1.50, 10/30/10 *, (a)                              --
                                                                                         ------------------
                                                                                                       --
                                                                                         ------------------
                    MEDICAL -- BIOMEDICAL/GENETICS (0.80%)
          391,681   LifeCell Corp., $1.92, 7/10/06 *, (b)                                       1,676,395
           92,387   Molecular Staging, Inc., Series D, $7.38, 11/15/05 *, (a)                          --
           29,251   Predix Pharmaceuticals Holdings, Inc., $8.00, 08/08/04 *, (a)                      --
                                                                                         ------------------
                                                                                                1,676,395
                                                                                         ------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (0.00%)
           32,365   Protometrix, Inc., Series B, $1.00, 8/7/08 *, (a)                                  --
           16,183   Protometrix, Inc., Series B, $1.00, 11/5/08 *, (a)                                 --
           16,183   Protometrix, Inc., Series B, $1.00, 12/5/08 *, (a)                                 --
                                                                                         ------------------
                                                                                                       --
                                                                                         ------------------
                    THERAPEUTICS (0.33%)
          410,930   Amnis Corporation, Inc., Series B-2, $1.25,12/31/03 *, (a)                         --
          316,091   Bioenvision, Inc., $2.00, 5/16/07 *, (b)                                      692,239
          124,178   Dov Pharmaceuticals, Inc., $16.00, 7/31/06 *, (b)                                  --
                                                                                         ------------------
                                                                                                  692,239
                                                                                         ------------------
                    TOTAL WARRANTS (Cost $825,170)                                              2,368,634
                                                                                         ------------------
         TOTAL INVESTMENTS IN SECURITIES (COST  $178,127,598)--96.97%                         203,983,991
                                                                                         ------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 3.03%                                   6,383,128
                                                                                         ------------------
         TOTAL NET ASSETS -- 100.00%                                                     $    210,367,119
                                                                                         ==================

*   Non-income producing security.
**  Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value.
    The total market value of investments carried at fair value amounted to
    $27,457,635 which represented 13.05% of the net assets at December 31, 2003.
(b) Private investment in public equity (freely tradeable) at market value.




The preceding notes are an integral part of these financial statements.       16

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                              SCHEDULE OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

                                                                                 PERCENTAGE
COMMON STOCK                                               MARKET VALUE         OF NET ASSETS
United States of America                                 $   122,958,878                58.45%
Switzerland                                                   21,955,528                10.43%
Japan                                                         12,092,097                 5.75%
Germany                                                        6,310,860                 3.00%
France                                                         6,777,245                 3.22%
United Kingdom                                                   544,224                 0.26%
----------------------------------------------------------------------------------------------

TOTAL COMMON STOCK                                           170,638,832                81.11%
----------------------------------------------------------------------------------------------

PREFERRED STOCK

United States of America                                      30,976,525                14.73%
----------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCK                                         30,976,525                14.73%
----------------------------------------------------------------------------------------------

WARRANTS

United States of America                                       2,368,634                 1.13%
----------------------------------------------------------------------------------------------

TOTAL WARRANTS                                                 2,368,634                 1.13%
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES                              203,983,991                96.97%

OTHER ASSETS IN EXCESS OF LIABILITIES                          6,383,128                 3.03%
----------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                         $   210,367,119               100.00%
----------------------------------------------------------------------------------------------




The preceding notes are an integral part of these financial statements.       17

                       THIS PAGE INTENTIONALLY LEFT BLANK

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                                                                         FUND              OTHER TRUSTEESHIPS/
                                  TERM OF OFFICE                                        COMPLEX               DIRECTORSHIPS
NAME, AGE, ADDRESS AND            AND LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY            HELD BY DIRECTOR
POSITION(S) WITH FUND             TIME SERVED 1           DURING PAST 5 YEARS          DIRECTOR 2          OUTSIDE FUND COMPANY
---------------------             -------------           -------------------          ----------          --------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (61)           Term -- Indefinite     Dean and Professor of Mgmt of        36          Director of:
UBS Financial Services Inc.       Length-since        Graduate School of Business,                     Primedia, Inc.,
1285 Avenue of the Americas        Inception          Columbia University                              Federated Department
New York, NY 10019                                                                                     Stores, Inc.,
Director                                                                                               Revlon, Inc., Select
                                                                                                       Medical, Inc. and
                                                                                                       SAPPI Ltd.
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (74)          Term -- Indefinite     Law partner for Dunnington,          14          None
UBS Financial Services Inc.       Length-since        Bartholow & Miller
1285 Avenue of the Americas        Inception
New York, NY 10019
Director
------------------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (74)  Term -- Indefinite     Retired                              14          None
UBS Financial Services Inc.       Length-since
1285 Avenue of the Americas        June 2001
New York, NY 10019
Director
------------------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Tanzman, (44)      Term -- Indefinite     Managing Director of UBS             N/A                     N/A
UBS Financial Services Inc.       Length-since        Financial Services Inc.'s,
1285 Avenue of the Americas        Inception          Alternative Investment Group,
New York, NY 10019                                    since February 1998.
Principal Executive Officer
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (36)           Term -- Indefinite     First Vice President / CFO of        N/A                     N/A
UBS Financial Services Inc.       Length-since        UBS Financial Services Inc.'s,
1285 Avenue of the Americas        July 2002          Alternative Investment Group,
New York, NY 10019                                    since July 2002.
Principal Accounting Officer                          Prior to July 2002, Partner
                                                      Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (39)        Term -- Indefinite     Senior Associate General             N/A                     N/A
UBS Financial Services Inc.       Length-since        Counsel and First Vice
1285 Avenue of the Americas        Inception          President of UBS Financial
New York, NY 10019                                    Services Inc., since May 1998.
Secretary
------------------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s Alternative Investment Group of Funds.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that M. Cabell Woodward, Jr. is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $65,000 for 2002 and $67,000 for 2003. Such audit fees include fees associated with the annual audits and filing of the registrant's Form N-2 and Form N-SAR.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,000 for 2002 and $4,500 for 2003. Audit-related fees principally include fees associated with reading and providing comments on semi-annual reports.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $128,000 for 2002 and $117,000 for 2003. Tax fees include fees for tax compliance services. The 2003 fees also include assisting management in the preparation of tax estimates.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $7,000 for 2003. Fees for all other services include fees for administrative services associated with preparing the 2003 K-1's for mailing.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The registrant does not have pre-approval policies and procedures.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  100%

                    (c)  100%

                    (d)  100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was approximately $1.8 million for 2002 and approximately $1.3 million for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           [LOGO OMITTED] ORBIMED ADVISORS LLC
                             767 Third Avenue, 30th Floor, New York, NY 10017

August 4, 2003


OrbiMed Advisors LLC, and its affiliated advisory entities (collectively referred to as "OrbiMed"), has adopted proxy voting policies and procedures (the "Policies") which are described below. OrbiMed manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. When charged with the responsibility to vote proxies on behalf of its clients, OrbiMed seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies' economic value.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. OrbiMed will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, OrbiMed will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. OrbiMed may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, OrbiMed will monitor situations that may result in a conflict of interest between any of its clients and OrbiMed or any of its affiliates by maintaining a list of significant existing and prospective corporate clients. OrbiMed's personnel responsible for reviewing and voting proxies on behalf of its clients will report any proxy received or expected to be received from a company included on that list to members of senior management of OrbiMed identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or OrbiMed will seek instruction on how to vote from the client (or its agent).

Clients may obtain a complete copy of the Policies and/or information on how OrbiMed voted on proxies related to securities held in their accounts by contacting Eric Bittelman at (212) 739-6400.

                         UBS JUNIPER MANAGEMENT, L.L.C.

                      PROXY VOTING POLICIES AND PROCEDURES

Investment recommendations and decisions made for clients of UBS Juniper Management, L.L.C. (the "Adviser") are made by officers, members or employees of OrbiMed Advisors, L.L.C. ("OrbiMed"), a member of the Adviser. These individuals are not associated with UBS Fund Advisor, L.L.C., the managing member of the Adviser. OrbiMed has adopted its own Proxy Voting Policies and Procedures (the "Policies") that govern its proxy voting activities. OrbiMed will be responsible for voting proxies of issuers of securities held by the clients of the Adviser in accordance with the Policies. A copy of the Policies is attached hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             UBS Juniper Crossover Fund L.L.C.
            -------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ------------------------------------------------
                          Mitchell Tanzman, Co-Chief Executive Officer
                          (principal executive officer)

Date              February 24, 2004
    ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Gregory Brousseau
                         ------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date              February 24, 2004
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         ------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date              February 24, 2004
    ---------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       February 24, 2004
    ---------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       February 24, 2004
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.